Note 16 - Stock-Based Compensation (Details) - RSUs Activity (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs) [Member]
Note 16 - Stock-Based Compensation (Details) - RSUs Activity [Line Items]
Balance	36,215,100
Balance	$ 0.0824
Granted	29,222,650
Granted	$ 0.0691
Vested	(12,903,400)
Vested	$ 0.0921
Forfeited and expired	(5,710,500)
Forfeited and expired	$ 0.0705
Balance	46,823,850
Balance	$ 0.0710